Equity - Schedule of the Entity's Quotaholders (Detail) - Vinci Partners Investments Ltd [Member]	12 Months Ended
Dec. 31, 2022 shares
Disclosure of classes of share capital [line items]
Opening balance	56,913,588
Closing balance	56,913,588
Gilberto Sayao Da Silva [Member]
Disclosure of classes of share capital [line items]
Opening balance	14,466,239
Gilberto Sayao Da Silva [Member] | Class B Common Stock [Member]
Disclosure of classes of share capital [line items]
Closing balance	14,466,239
Alessandro Monteiro Morgado Horta [Member] | Class A Common Stock [Member]
Disclosure of classes of share capital [line items]
Opening balance	8,226,422
Closing balance	8,226,422
Paulo Fernando Carvalho De Oliveira [Member] | Class A Common Stock [Member]
Disclosure of classes of share capital [line items]
Opening balance	2,066,605
Closing balance	2,066,605
Bruno Augusto Sacchi Zaremba [Member] | Class A Common Stock [Member]
Disclosure of classes of share capital [line items]
Opening balance	1,446,624
Closing balance	1,446,624
Sergio Passos Riberio [Member] | Class A Common Stock [Member]
Disclosure of classes of share capital [line items]
Opening balance	1,239,963
Closing balance	1,239,963
Lywal Salles Filho [Member] | Class A Common Stock [Member]
Disclosure of classes of share capital [line items]
Opening balance	206,661
Closing balance	206,661
Public Float [Member] | Class A Common Stock [Member]
Disclosure of classes of share capital [line items]
Opening balance	14,513,477
Repurchased	(1,074,841)
Closing balance	13,438,636
Other Shareholders [Member] | Class A Common Stock [Member]
Disclosure of classes of share capital [line items]
Opening balance	13,989,586
Closing balance	13,989,586
Treasury shares [member] | Class A Common Stock [Member]
Disclosure of classes of share capital [line items]
Opening balance	758,011
Repurchased	1,074,841
Closing balance	1,832,852